GOODWILL - Narrative (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	5.00%	3.00%
Goodwill | Infrastructure | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	800.00%
Cash Flow Period	6 years
Goodwill | Infrastructure | Bottom of range | Discounted cash flows
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	11.00%
Goodwill | Infrastructure | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	2000.00%
Cash Flow Period	19 years
Goodwill | Infrastructure | Top of range | Discounted cash flows
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	14.00%
Goodwill | Private Equity
Disclosure of reconciliation of changes in goodwill [line items]
Cash Flow Period	5 years
Goodwill | Private Equity | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	0.80%
Discount rate used in current estimate of value in use	7.80%
Goodwill | Private Equity | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.30%
Discount rate used in current estimate of value in use	13.10%
Goodwill | Renewable Power and Transition | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	300.00%
Cash Flow Period	4 years
Goodwill | Renewable Power and Transition | Bottom of range | Discounted cash flows
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	9.00%
Goodwill | Renewable Power and Transition | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Terminal capitalization rate	500.00%
Cash Flow Period	5 years
Goodwill | Renewable Power and Transition | Top of range | Discounted cash flows
Disclosure of reconciliation of changes in goodwill [line items]
Actuarial assumption of discount rates	15.00%
Goodwill | Center Parcs [Member] | Real Estate
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate used in current estimate of value in use	10.30%
Terminal Capitalization Rate	6.20%